Related party transactions - future minimum expected obligations (Details) - Joint ventures - Tofas-Turk Otomobil Fabrikasi A.S. € in Millions	Dec. 31, 2018 EUR (€)
2019
Disclosure of transactions between related parties [line items]
Related party, future minimum expected obligation	€ 299
2020
Disclosure of transactions between related parties [line items]
Related party, future minimum expected obligation	291
2021
Disclosure of transactions between related parties [line items]
Related party, future minimum expected obligation	267
2022
Disclosure of transactions between related parties [line items]
Related party, future minimum expected obligation	152
2023
Disclosure of transactions between related parties [line items]
Related party, future minimum expected obligation	0
2024 and thereafter
Disclosure of transactions between related parties [line items]
Related party, future minimum expected obligation	€ 0